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                                             JOHN B. TOWERS
                                             COUNSEL
                                             METROPOLITAN LIFE INSURANCE COMPANY
                                             501 BOYLSTON STREET
                                             BOSTON, MA 02116-3700

MetLife Insurance Company of Connecticut
One Cityplace
Hartford, CT 06103-3415

                                             March 8, 2007

VIA EDGAR TRANSMISSION
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:  MetLife Insurance Company of Connecticut
          MetLife of CT Separate Account PF for Variable Annuities File No. 811-08313

Commissioners:

Annual Reports dated December 31, 2006 of the underlying funds are incorporated herein by reference as the reports sent to contract owners of MetLife of CT Separate Account PF for Variable Annuities of MetLife Insurance Company of Connecticut pursuant to Rule 30b-2 of the Investment Company Act of 1940 and are listed as follows:

The Annual Reports for certain portfolios of AIM Variable Insurance Funds are incorporated by reference as filed on Form N-CSR, CIK No. 0000896435, File No. 811-07452.

The Annual Reports for certain series of AllianceBernstein Variable Products Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000825316, File No. 811-05398.

The Annual Reports for certain series of Franklin Templeton Variable Insurance Products Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000837274, File No. 811-05583.

The Annual Reports for certain portfolios of Legg Mason Partners Investment Series are incorporated by reference as filed on Form N-CSR, CIK No. 0000810271, File No. 811-05018.

The Annual Reports for certain portfolios of Legg Mason Partners Lifestyle Series, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001000077, File No. 811-07435.

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios II are incorporated by reference as filed on Form N-CSR, CIK No. 0000874835, File No. 811-06310.

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios III, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

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MetLife of CT Separate Account PF for Variable Annuities
Page 2
File No. 811-08313


The Annual Reports for certain series of Legg Mason Partners Variable Portfolios IV are incorporated by reference as filed on Form N-CSR, CIK No. 0000919557, File No. 811-08372.

The Annual Reports for certain series of Legg Mason Partners Variable Portfolios V are incorporated by reference as filed on Form N-CSR, CIK No. 0001176343, File No. 811-21128.

The Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0001126087, File No. 811-10183.

The Annual Reports for certain portfolios of Metropolitan Series Fund, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0000710826, File No.

The Annual Reports for certain portfolios of Pioneer Variable Contracts Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000930709, File No. 811-08786.

The Annual Reports for certain series of Putnam Variable Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000822671, File No. 811-05346.

The Annual Reports for certain portfolios of Universal Institutional Funds, Inc. are incorporated by reference as filed on Form N-CSR, CIK No. 0001011378, File No. 811-07607.

The Annual Reports for certain portfolios of Van Kampen Life Investment Trust are incorporated by reference as filed on Form N-CSR, CIK No. 0000778536, File No. 811-04424.

The Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSR, CIK No. 0000356494, File No. 811-03329.

The Annual Reports for certain portfolios of Variable Insurance Products Fund III are incorporated by reference as filed on Form N-CSR, CIK No. 0000927384, File No. 811-07205.

                                             Sincerely,


                                             /s/ John B. Towers
                                             -----------------------------------
                                             John B. Towers
                                             Counsel
                                             Metropolitan Life Insurance Company